12. Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Black-Scholes assumptions in arriving at the fair value

The following weighted-average assumptions were used in the Black-Scholes valuation model for the year ended December 31, 2014:

Risk-free interest rate	0.10%
Expected term (in years)	1.29
Dividend yield	-
Expected volatility	70%

Schedule of Stock Option activity

A summary of stock option activity at and for the year ended December 31, 2014 is presented below:

	# of Options	Weighted- Average Exercise Price
Outstanding at December 31, 2013	-	$-
Options granted	1,000,000	0.40
Options exercised	-	-
Options canceled	-	-
Outstanding at December 31, 2014	1,000,000	0.40